Note 2 - Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (720,353)	$ (570,551)	$ (2,072,548)	$ (1,271,934)	$ (1,852,301)	$ (2,830,047)
Preferred deemed dividend and preferred stock dividend		(83)		(18,927)	(18,927)	(1,028,609)
Less: Net loss allocated to participating securities		$ 598	$ 6	$ 5,973	6,005	12,503
					$ (1,865,223)	$ (3,846,153)
Denominator:
Weighted-average shares outstanding (in Shares)	416,495,549	240,593,277	383,035,331	189,005,946	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding (in Shares)		251,969	1,095	874,811	(656,121)	(306,958)
Denominator for basic net loss per share (in Shares)	416,495,549	240,341,308	383,034,236	188,131,135	203,814,897	69,170,957
Basic net loss per share attributable to common stockholders (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.06)